NET LOSS PER SHARE OF COMMON STOCK (Details - dilutive securities) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	6,949,792	5,561,305
Series A And B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	1,639,559
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	3,518,550	1,570,236
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	692,422	0
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	2,738,820	2,351,510